Trade and Other Receivables - Trade and other receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [Abstract]
Trade receivables	₩ 7,087,290	₩ 7,325,702
Other receivables	706,302	603,270
Non-trade receivables	278,647	305,057
Accrued income	102,023	54,002
Deposits	226,439	226,574
Finance lease receivables	84,397	13,067
Others	14,796	4,570
Subtotal of current tade and other receivables	7,793,592	7,928,972
Trade and other non-current receivables [Abstract]
Trade receivables	414,777	448,777
Other non-current receivables	1,405,068	1,306,020
Non-trade receivables	58,957	53,866
Accrued income		182
Deposits	369,310	324,917
Finance lease receivables	897,816	849,554
Others	78,985	77,501
Subtotal of non-current tade and other receivables	1,819,845	1,754,797
Other receivables	2,111,370	1,909,290
Gross amount
Trade and other current receivables [Abstract]
Trade receivables	7,303,065	7,499,285
Other receivables	728,560	614,212
Non-trade receivables	298,587	314,256
Accrued income	102,023	54,002
Deposits	228,466	228,317
Finance lease receivables	84,688	13,067
Others	14,796	4,570
Subtotal of current tade and other receivables	8,031,625	8,113,497
Trade and other non-current receivables [Abstract]
Trade receivables	415,318	449,191
Other non-current receivables	1,496,464	1,380,983
Non-trade receivables	136,432	112,983
Accrued income		182
Deposits	376,211	331,071
Finance lease receivables	898,658	849,554
Others	85,163	87,193
Subtotal of non-current tade and other receivables	1,911,782	1,830,174
Other receivables	2,225,024	1,995,195
Allowance for doubtful accounts
Trade and other current receivables [Abstract]
Trade receivables	(215,775)	(173,583)
Other receivables	(20,231)	(9,199)
Non-trade receivables	(19,940)	(9,199)
Accrued income	0	0
Deposits	0	0
Finance lease receivables	(291)	0
Others	0	0
Subtotal of current tade and other receivables	(236,006)	(182,782)
Trade and other non-current receivables [Abstract]
Trade receivables	(93)	0
Other non-current receivables	(84,495)	(68,809)
Non-trade receivables	(77,475)	(59,117)
Accrued income		0
Deposits	0	0
Finance lease receivables	(842)	0
Others	(6,178)	(9,692)
Subtotal of non-current tade and other receivables	(84,588)	(68,809)
Other receivables	(104,726)	(78,008)
Present value discount
Trade and other current receivables [Abstract]
Trade receivables	0	0
Other receivables	(2,027)	(1,743)
Non-trade receivables	0	0
Accrued income	0	0
Deposits	(2,027)	(1,743)
Finance lease receivables	0	0
Others	0	0
Subtotal of current tade and other receivables	(2,027)	(1,743)
Trade and other non-current receivables [Abstract]
Trade receivables	(448)	(414)
Other non-current receivables	(6,901)	(6,154)
Non-trade receivables	0	0
Accrued income		0
Deposits	(6,901)	(6,154)
Finance lease receivables	0	0
Others	0	0
Subtotal of non-current tade and other receivables	(7,349)	(6,568)
Other receivables	₩ (8,928)	₩ (7,897)